Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions.
Related Party Transactions
14.	Related Party Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of the entity, and include directors and officers of the Company.

Compensation to key management is comprised of the following:

	2022	2021
Management fees	$2,686,780	$1,526,911
Share-based payments	940,268	4,072,365
	$3,627,048	$5,599,276

As at June 30, 2022, there is $287,063 (2021: $404,296) in accounts payable and accrued liabilities owing to officers of the Company.

As at June 30, 2022, there is $793,310 (2021: $Nil) in accounts payable owing to Telescope Innovations Corp.

Amounts due to/from the related parties are non-interest bearing, unsecured and have no fixed terms of repayment.

14.	Related Party Transactions – continued

On June 17, 2022, the Company entered into a Master Services Agreement ("the MSA") with Telescope Innovations Corp. ("Telescope"). Robert Mintak, CEO of the Company and Dr. Andy Robinson, President and COO of the Company are directors of Telescope Innovations Corp. Under the MSA, Telescope will provide various research and development ("R&D") services for the purpose of developing new technologies. The Company will fund an initial project for one year under the MSA, which will aim to evaluate the us of captured CO2 iin the Company's various chemical processes, as well as investigating the potential for permanent geological sequestration of CO2 within the lithium brine extraction and reinjection processes contemplated by the Company. Other R&D projects may be performed for the Company by Telescope as required. The Company incurred $755,533 of costs related to this agreement during the year ended June 30, 2022.